Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000135931 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	79.85%
C000135931 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000135931 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.65%
C000135931 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000135931 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000135931 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000135931 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000135931 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.65%
C000135931 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
C000135931 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%
C000135931 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
C000135931 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
C000135931 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.12%
C000135931 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.46%
C000006426 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	79.85%
C000006426 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000006426 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.65%
C000006426 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000006426 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000006426 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000006426 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000006426 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.65%
C000006426 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
C000006426 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%
C000006426 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
C000006426 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
C000006426 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.12%
C000006426 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.46%
C000006424 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	79.85%
C000006424 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000006424 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.65%
C000006424 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000006424 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000006424 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000006424 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000006424 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.65%
C000006424 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
C000006424 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%
C000006424 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
C000006424 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
C000006424 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.12%
C000006424 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.46%